June 16, 2017

Supplement

SUPPLEMENT DATED JUNE 16, 2017 TO THE PROSPECTUS OF
Morgan Stanley Tax-Free Daily Income Trust, dated May 1, 2017
(the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted.

The second sentence of the first paragraph of the section of the Prospectus entitled "Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DSTPROSPT

June 16, 2017

Supplement

SUPPLEMENT DATED JUNE 16, 2017 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley Tax-Free Daily Income Trust, dated May 1, 2017

The fourth non-fundamental policy in the section of the Statement of Additional Information entitled "Fund Policies/Investment Restrictions" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.